Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net loss	$ (24,462)	$ (18,227)
Items not affecting cash:
Amortization (notes 7 and 8)	2,177	2,150
Amortization of deferred financing fees	525	222
Stock-based compensation (note 13)	2,205	1,141
Write-down of property and equipment	0	188
Write-down of inventory (note 6)	2,028	1,547
Unrealized foreign exchange gain	(43)	(520)
Changes in operating assets and liabilities:
Restricted cash	(31)	(175)
Accounts receivable	3,067	(3,495)
Inventories	(1,094)	(286)
Prepaid expenses and other assets	212	(393)
Deferred consideration	0	(558)
Deferred revenue	1,885	0
Accounts payable and accrued liabilities	(2,776)	(121)
Net cash used in operating activities	(16,307)	(18,527)
Investing activities:
Purchase of property and equipment	(132)	(522)
Increase in intangible assets	(39)	(78)
Net cash used in investing activities	(171)	(600)
Financing activities:
Issuance of common stock (note 12(b))	28,334	13,821
Share issue costs	(1,650)	(1,415)
Issuance of common stock upon exercise of stock options (note 12(b))	293	148
Proceeds from issuance of long-term debt (note 10)	0	12,000
Repayment of long-term debt (note 10)	(2,000)	0
Financing fees	(106)	(1,043)
Payment of deferred consideration (note 11)	(3,049)	(2,540)
Net cash provided by financing activities	21,822	20,971
Effect of foreign exchange rate changes on cash and cash equivalents	(391)	(120)
Increase in cash and cash equivalents during the year	4,953	1,724
Cash and cash equivalents, beginning of year	12,708	10,984
Cash and cash equivalents, end of year	17,661	12,708
Supplemental cash flow information:
Interest paid	1,826	1,104
Interest received	20	46
Net income taxes paid	$ 693	$ 332